Off-balance Sheet Items - Schedule of Counter-guarantees, Classified by Type (Detail) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of credit risk exposure [abstract]
Other Preferred Guarantees Received	$ 929,660	$ 10,455,207
Other Guarantees Received	$ 523,786	$ 455,901